Other information about investments - Other significant investments - Refining & Marketing and Chemical & Corporate and other activities (Details) ر.س in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 GHS (GH₵)	Dec. 31, 2021 CHF (SFr)	Dec. 31, 2021 SAR (ر.س)	Dec. 31, 2020 EUR (€)
Other significant investments
Share capital		€ 4,005,000,000					€ 4,005,000,000
ENI SpA
Other significant investments
Share capital		4,005,358,876					€ 4,005,358,876
Refining & Marketing | Foreign (outside Italy) | Other Significant Investments Two [Member]
Other significant investments
Company name	BFS Berlin Fuelling Services GbR
Registered office	Berlin (Germany)
Country of operation	Germany
Share capital		89,199
Consolidation or valuation method	F.V.
Refining & Marketing | Foreign (outside Italy) | Other Significant Investments Two [Member] | Eni Deutsch.GmbH
Other significant investments
% Ownership	12.50%
Refining & Marketing | Foreign (outside Italy) | Other Significant Investments Two [Member] | Third parties
Other significant investments
% Ownership	87.50%
Refining & Marketing | Foreign (outside Italy) | Other Significant Investments Three [Member]
Other significant investments
Company name	Compania de Economia Mixta ‘Austrogas’
Registered office	Cuenca (Ecuador)
Country of operation	Ecuador
Share capital | $	$ 6,863,493
Consolidation or valuation method	F.V.
Refining & Marketing | Foreign (outside Italy) | Other Significant Investments Three [Member] | Eni Ecuador SA
Other significant investments
% Ownership	13.38%
Refining & Marketing | Foreign (outside Italy) | Other Significant Investments Three [Member] | Third parties
Other significant investments
% Ownership	86.62%
Refining & Marketing | Foreign (outside Italy) | Other Significant Investments Four [Member]
Other significant investments
Company name	Dépôts Pétroliers de Fos SA
Registered office	Fos-Sur-Mer (France)
Country of operation	France
Share capital		3,954,196.40
Consolidation or valuation method	F.V.
Refining & Marketing | Foreign (outside Italy) | Other Significant Investments Four [Member] | Eni France Sarl
Other significant investments
% Ownership	16.81%
Refining & Marketing | Foreign (outside Italy) | Other Significant Investments Four [Member] | Third parties
Other significant investments
% Ownership	83.19%
Refining & Marketing | Foreign (outside Italy) | Other Significant Investments Five [Member]
Other significant investments
Company name	Dépôt Pétrolier de la Côte d’Azur SAS
Registered office	Nanterre (France)
Country of operation	France
Share capital		207,500
Consolidation or valuation method	F.V.
Refining & Marketing | Foreign (outside Italy) | Other Significant Investments Five [Member] | Eni France Sarl
Other significant investments
% Ownership	18.00%
Refining & Marketing | Foreign (outside Italy) | Other Significant Investments Five [Member] | Third parties
Other significant investments
% Ownership	82.00%
Refining & Marketing | Foreign (outside Italy) | Other Significant Investments Six [Member]
Other significant investments
Company name	Joint Inspection Group Ltd
Registered office	Cambourne (United Kingdom)
Country of operation	United Kingdom
Share capital | £			£ 0
Consolidation or valuation method	F.V.
Refining & Marketing | Foreign (outside Italy) | Other Significant Investments Six [Member] | ENI SpA
Other significant investments
% Ownership	12.50%
Refining & Marketing | Foreign (outside Italy) | Other Significant Investments Six [Member] | Third parties
Other significant investments
% Ownership	87.50%
Refining & Marketing | Foreign (outside Italy) | Other Significant Investments Seven [Member]
Other significant investments
Company name	Saudi European Petrochemical Co "IBN ZAHR"
Registered office	Al Jubail (Saudi Arabia)
Country of operation	Saudi Arabia
Share capital | ر.س						ر.س 1,200,000
Consolidation or valuation method	F.V.
Refining & Marketing | Foreign (outside Italy) | Other Significant Investments Seven [Member] | Ecofuel SpA
Other significant investments
% Ownership	10.00%
Refining & Marketing | Foreign (outside Italy) | Other Significant Investments Seven [Member] | Third parties
Other significant investments
% Ownership	90.00%
Refining & Marketing | Foreign (outside Italy) | Other Significant Investments Eight [Member]
Other significant investments
Company name	S.I.P.G. Société Immobilière Pétrolière de Gestion Snc
Registered office	Tremblay-en-France (France)
Country of operation	France
Share capital		40,000
Consolidation or valuation method	F.V.
Refining & Marketing | Foreign (outside Italy) | Other Significant Investments Eight [Member] | Eni France Sarl
Other significant investments
% Ownership	12.50%
Refining & Marketing | Foreign (outside Italy) | Other Significant Investments Eight [Member] | Third parties
Other significant investments
% Ownership	87.50%
Refining & Marketing | Foreign (outside Italy) | Other Significant Investments Nine [Member]
Other significant investments
Company name	Sistema Integrado de Gestion de Aceites Usados
Registered office	Madrid (Spain)
Country of operation	Spain
Share capital		175,713
Consolidation or valuation method	F.V.
Refining & Marketing | Foreign (outside Italy) | Other Significant Investments Nine [Member] | Eni Iberia SLU
Other significant investments
% Ownership	15.45%
Refining & Marketing | Foreign (outside Italy) | Other Significant Investments Nine [Member] | Third parties
Other significant investments
% Ownership	84.55%
Refining & Marketing | Foreign (outside Italy) | Other Significant Investments Ten [Member]
Other significant investments
Company name	Tanklager - Gesellschaft Tegel (TGT) GbR
Registered office	Hamburg (Germany)
Country of operation	Germany
Share capital		4,953
Consolidation or valuation method	F.V.
Refining & Marketing | Foreign (outside Italy) | Other Significant Investments Ten [Member] | Eni Deutsch.GmbH
Other significant investments
% Ownership	12.50%
Refining & Marketing | Foreign (outside Italy) | Other Significant Investments Ten [Member] | Third parties
Other significant investments
% Ownership	87.50%
Refining & Marketing | Foreign (outside Italy) | Other Significant Investments Eleven [Member]
Other significant investments
Company name	TAR - Tankanlage Ruemlang AG
Registered office	Ruemlang (Switzerland)
Country of operation	Switzerland
Share capital | SFr					SFr 3,259,500
Consolidation or valuation method	F.V.
Refining & Marketing | Foreign (outside Italy) | Other Significant Investments Eleven [Member] | Eni Suisse SA
Other significant investments
% Ownership	16.27%
Refining & Marketing | Foreign (outside Italy) | Other Significant Investments Eleven [Member] | Third parties
Other significant investments
% Ownership	83.73%
Refining & Marketing | Foreign (outside Italy) | Other Significant Investments Twelve [Member]
Other significant investments
Company name	Tema Lube Oil Co Ltd
Registered office	Accra (Ghana)
Country of operation	Ghana
Share capital | GH₵				GH₵ 258,309
Consolidation or valuation method	F.V.
Refining & Marketing | Foreign (outside Italy) | Other Significant Investments Twelve [Member] | Eni International BV
Other significant investments
% Ownership	12.00%
Refining & Marketing | Foreign (outside Italy) | Other Significant Investments Twelve [Member] | Third parties
Other significant investments
% Ownership	88.00%
Chemicals | Italy | Other significant investments One [member]
Other significant investments
Company name	Novamont SpA
Registered office	Novara
Country of operation	Italy
Share capital		13,333,500
Consolidation or valuation method	F.V.
Chemicals | Italy | Other significant investments One [member] | Versalis SpA
Other significant investments
% Ownership	25.00%
Chemicals | Italy | Other significant investments One [member] | Third parties
Other significant investments
% Ownership	75.00%
Other activities | Italy | Other significant investments One [member]
Other significant investments
Company name	Ottana Sviluppo ScpA (in bankruptcy)
Registered office	Nuoro
Country of operation	Italy
Share capital		€ 516,000
Consolidation or valuation method	F.V.
Other activities | Italy | Other significant investments One [member] | Eni Rewind SpA
Other significant investments
% Ownership	30.00%
Other activities | Italy | Other significant investments One [member] | Third parties
Other significant investments
% Ownership	70.00%